Significant Accounting Policies - Additional information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	9 Months Ended	12 Months Ended
	Apr. 30, 2013	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Significant Accounting Policies [Line Items]
Cash equivalents			$ 0	$ 0
Short and long-term deferred revenue			5,384	2,452
Costs deferred		951	1,443	1,285
Customer deposits		6,860	10,917	4,227
Goodwill		722	722	722
Impairment of Certain Long-Lived Assets			$ 0	$ 1,451
Product warranty period			2 years
Preferred stock conversion description	One-for-one	Preferred shares were convertible to common shares in the ratio of 1 share of common shares for every 11.609 shares of preferred stock.	Preferred shares converted to common stock in the ratio of 1 share of common stock for every 11.609 shares of preferred stock
Preferred stock to common stock conversion ratio		11.609	11.609
Minimum [Member]
Significant Accounting Policies [Line Items]
Extended product warranty period			3 years
Maximum [Member]
Significant Accounting Policies [Line Items]
Extended product warranty period			5 years
Customer Concentration Risk [Member] | Sales Revenue, Net [Member] | Customer One [Member]
Significant Accounting Policies [Line Items]
Concentration risk, percentage			14.00%	44.00%
Customer Concentration Risk [Member] | Sales Revenue, Net [Member] | Customer Two [Member]
Significant Accounting Policies [Line Items]
Concentration risk, percentage			11.00%	13.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Customer One [Member]
Significant Accounting Policies [Line Items]
Concentration risk, percentage			54.00%	23.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Customer Two [Member]
Significant Accounting Policies [Line Items]
Concentration risk, percentage			17.00%	20.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Three other customers [Member]
Significant Accounting Policies [Line Items]
Concentration risk, percentage				10.00%
Foreign Currency [Member] | Sales Revenue, Net [Member] | Denominated in foreign currencies, mostly in Euro [Member]
Significant Accounting Policies [Line Items]
Concentration risk, percentage			45.00%